Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in January of each year. In addition, new hires receive stock option grants at the time of their hiring. During 2025, the compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information. As mentioned above in “—2025 Annual Meeting Results and Stockholder Engagement,” based on stockholder feedback, in 2025, we did not make, and in 2026, we do not intend to make, any off-cycle equity grants to our named executive officers.

Award Timing Method	We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in January of each year. In addition, new hires receive stock option grants at the time of their hiring.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false